July 2, 2018

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

  T. Rowe Price Intermediate Tax-Free High Yield Fund–Advisor Class

  T. Rowe Price Intermediate Tax-Free High Yield Fund–I Class

 File Nos.: 333-196145/811-22968

 T. Rowe Price Multi-Sector Account Portfolios, Inc.
  T. Rowe Price Floating Rate Multi-Sector Account Portfolio
  T. Rowe Price High Yield Multi-Sector Account Portfolio
  T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
  T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
 File Nos.: 333-178660/811-22620

 T. Rowe Price State Tax-Free Income Trust

  California Tax-Free Bond Fund
  California Tax-Free Bond Fund–I Class
  California Tax-Free Money Fund
  California Tax-Free Money Fund–I Class
  Georgia Tax-Free Bond Fund
  Georgia Tax-Free Bond Fund–I Class
  Maryland Short-Term Tax-Free Bond Fund
  Maryland Short-Term Tax-Free Bond Fund–I Class
  Maryland Tax-Free Bond Fund
  Maryland Tax-Free Bond Fund–I Class
  Maryland Tax-Free Money Fund
  Maryland Tax-Free Money Fund–I Class
  New Jersey Tax-Free Bond Fund
  New Jersey Tax-Free Bond Fund–I Class
  New York Tax-Free Bond Fund
  New York Tax-Free Bond Fund–I Class
  New York Tax-Free Money Fund
  New York Tax-Free Money Fund–I Class
  Virginia Tax-Free Bond Fund
  Virginia Tax-Free Bond Fund–I Class
 File Nos.: 033-06533/811-4521

 T. Rowe Price Tax-Efficient Funds, Inc.
  T. Rowe Price Tax-Efficient Equity Fund
  T. Rowe Price Tax-Efficient Equity Fund–I Class
 File Nos.: 333-26441/811-08207

 T. Rowe Price Tax-Exempt Money Fund, Inc.
  T. Rowe Price Tax-Exempt Money Fund–I Class
 File Nos.: 002-67029/811-3055

 T. Rowe Price Tax-Free High Yield Fund, Inc.
  T. Rowe Price Tax-Free High Yield Fund–Advisor Class
  T. Rowe Price Tax-Free High Yield Fund–I Class
 File Nos.: 002-94641/811-4163
 T. Rowe Price Tax-Free Income Fund, Inc.
  T. Rowe Price Tax-Free Income Fund–Advisor Class

  T. Rowe Price Tax-Free Income Fund–I Class
 File Nos.: 002-57265/811-2684

 T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
  T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class
  T. Rowe Price Tax-Free Short-Intermediate Fund–I Class
 File Nos.: 002-87059/811-3872

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on June 28, 2018.

The prospectuses and SAI went effective automatically on July 1, 2018.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman